Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 617,007	$ 358,867	$ 598,787
Accounts Receivable, Net	5,439,501	6,241,768	5,739,205
Inventory	7,798,397	7,884,943	6,953,278
Prepaid Expenses and Other Assets	509,110	655,827	596,589
Income Tax Receivable			9,794
Total Current Assets	14,364,015	15,141,405	13,897,653
Property and Equipment, Net	9,137,149	9,172,703	11,668,859
Deferred Tax Asset			439,942
Total Assets	23,501,164	24,314,108	26,006,454
Current Liabilities
Accounts Payable	2,433,745	2,691,748	2,706,392
Accrued Expenses	855,915	683,397	814,600
Federal Income Tax Payable	169,582	169,582
Deferred Revenue	74,794	66,420	36,512
Line of Credit	6,763,863	6,763,863	6,263,863
Current Maturities of Debt Obligations	558,116	499,853	467,742
Current Maturities of Finance Lease Obligations	361,717	354,499	284,002
Total Current Liabilities	11,217,732	11,229,362	10,573,111
Long-Term Liabilities
Long-Term Debt Obligations	2,252,139	2,129,280	2,614,812
Long-Term Finance Lease Obligations	1,313,295	1,414,611	1,784,449
Total Long-Term Liabilities	3,565,434	3,543,891	4,399,261
Total Liabilities	14,783,166	14,773,253	14,972,372
Commitments and Contingencies
Stockholders’ Equity
Common stock, value		3,692	3,669
Additional Paid-In Capital	2,752,174	2,677,181	2,377,204
Retained Earnings	5,962,125	6,859,982	8,653,209
Total Stockholders’ Equity	8,717,998	9,540,855	11,034,082
Total Liabilities and Stockholders’ Equity	23,501,164	24,314,108	26,006,454
Total Stockholders’ Equity	8,717,998	9,540,855
Common Class A [Member]
Stockholders’ Equity
Common stock, value	3,699	3,692
Nonrelated Party [Member]
Current Liabilities
Current Maturities of Debt Obligations	94,586	93,358	467,742
Long-Term Liabilities
Long-Term Debt Obligations	1,246,936	1,267,043
Nonrelated Party [Member] | Previously Reported [Member]
Long-Term Liabilities
Long-Term Debt Obligations		860,548	2,614,812
Related Party [Member]
Current Liabilities
Current Maturities of Debt Obligations	463,530	406,495
Long-Term Liabilities
Long-Term Debt Obligations	$ 1,005,203	862,237
Related Party [Member] | Previously Reported [Member]
Long-Term Liabilities
Long-Term Debt Obligations		$ 1,268,732